Financial Risk Management - Summary of Group's Recognized Financial Assets Subject to Enforceable Master Netting Arrangements or Similar Agreements (Detail) - Trade receivables [member] - KRW (₩)
₩ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of offsetting of financial assets [line items]
Gross assets	₩ 79,102	₩ 71,497
Gross liabilities offset	0	(1)
Net amounts presented in the statement of financial position	79,102	71,496
Amounts not offset, Financial instruments	(65,592)	(67,421)
Amounts not offset, Cash collateral	0	0
Net amount	₩ 13,510	₩ 4,075